Non-recurring charges, net (Tables)	3 Months Ended
Mar. 31, 2012
Non-recurring Charges, Net Recognized	Non-recurring charges, net recognized during the three months ended March 31, 2012 comprise:
	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Restructuring charges	-	$5,002

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and the three months ended March 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(6,722)	(1,177)	(7,899)
Property, plant and equipment write-off	-	(68)	(68)
Foreign exchange movement	(182)	(10)	(192)
Closing provision	$932	$726	$1,658